LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Acquisition related loan completion time for use purposes	18 months
Weighted annual interest rate on lease contracts	12.92%	12.17%
Average maturity on lease contracts	4 years 10 months 9 days	5 years 1 month 13 days
Current	R$ 5,348,864	R$ 6,447,958
Noncurrent	R$ 14,997,817	14,298,572
Reimbursement period	20 years
Borrowings	R$ 20,346,681	R$ 20,746,530	R$ 18,737,227
Reference interest rate (SELIC)	14.33%	10.88%
Lease liabilities
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Nominal value payable	R$ 20,692,942	R$ 20,401,868
Unrealized financial expenses	5,260,088	5,155,262
Present value payable	(15,432,854)	(15,246,606)
Current	4,883,176	4,520,626
Noncurrent	10,549,678	10,725,980
Borrowings	R$ 15,432,854	R$ 15,246,606	R$ 13,596,039